Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents:
Cash and cash equivalents:	$ 2,298,941	$ 1,890,632
Short-term investments:
Bank time deposits	29,222	389,905
Wealth management products	76,917	69,947
Subtotal	106,139	459,852
Total cash, cash equivalents and short-term investments	$ 2,405,080	$ 2,350,484